UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2009

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado           May 14, 2009
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $289,529  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                            --------------------
                                                                                                        SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO        COM      025816109    954           70,000  SH           DEFINED       1            70,000

BERKSHIRE HATHAWAY INC     CL A     084670108    122,247        1,410  SH           DEFINED       1             1,410

BERKSHIRE HATHAWAY INC     CL B     084670207    27,354         9,700  SH           DEFINED       1             9,700

BURLINGTON NORTHN SANTA
FE C                       COM      12189T104    3,609         60,000  SH           DEFINED       1            60,000

CATERPILLAR INC DEL        COM      149123101    2,237         80,000  SH           DEFINED       1            80,000

CLOUGH GLOBAL              SH BEN
OPPORTUNITIES              INT      18914E106    276           30,000  SH           DEFINED       1            30,000

COHEN & STEERS ADV INC
RLTY                       COM      19247W102    1,020        512,587  SH           DEFINED       1           512,587

COHEN & STEERS PREM INC
RLTY                       COM      19247V104    466          247,976  SH           DEFINED       1           247,976

COHEN & STEERS QUALITY
RLTY                       COM      19247L106    312          155,000  SH           DEFINED       1           155,000

COHEN & STEERS REIT &
PFD IN                     COM      19247X100    1,024        270,884  SH           DEFINED       1           270,884

COHEN & STEERS REIT &
UTIL I                     COM      19247Y108    2,138        495,974  SH           DEFINED       1           495,974

COHEN & STEERS SELECT
UTIL F                     COM      19248A109    950          105,400  SH           DEFINED       1           105,400

COHEN & STEERS WRLDWD
RLT IN                     COM      19248J100    445          207,074  SH           DEFINED       1           207,074

CONSTELLATION ENERGY
GROUP I                    COM      210371100    7,993        386,887  SH           DEFINED       1           386,887

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    4,475        100,000  SH           DEFINED       1           100,000

EATON CORP                 COM      278058102    7,409        201,000  SH           DEFINED       1           201,000

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    918           47,074  SH           DEFINED       1            47,074

FIRST AMER CORP CALIF      COM      318522307    4,242        160,000  SH           DEFINED       1           160,000

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    4,536        708,800  SH           DEFINED       1           708,800

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    1,505        224,592  SH           DEFINED       1           224,592

FRANKLIN RES INC           COM      354613101    539           10,000  SH           DEFINED       1            10,000

GENERAL ELECTRIC CO        COM      369604103    1,112        110,000  SH           DEFINED       1           110,000

                           SH BEN
GLIMCHER RLTY TR           INT      379302102    253          180,600  SH           DEFINED       1           180,600

                           PFD SH
GLIMCHER RLTY TR           SER F    379302300    168           28,900  SH           DEFINED       1            28,900

                           PFD SH
GLIMCHER RLTY TR           SER G    379302409    41             8,500  SH           DEFINED       1             8,500

GREAT PLAINS ENERGY INC    COM      391164100    2,021        150,000  SH           DEFINED       1           150,000

HIGHWOODS PPTYS INC        COM      431284108    1,495         69,800  SH           DEFINED       1            69,800

HOME DEPOT INC             COM      437076102    2,356        100,000  SH           DEFINED       1           100,000

ING CLARION GLB RE EST
INCM                       COM      44982G104    1,052        331,763  SH           DEFINED       1           331,763

JOHNSON & JOHNSON          COM      478160104    3,682         70,000  SH           DEFINED       1            70,000

KILROY RLTY CORP           COM      49427F108    1,490         86,700  SH           DEFINED       1            86,700

LEGG MASON INC             COM      524901105    768           48,328  SH           DEFINED       1            48,328

LTC PPTYS INC              COM      502175102    1,964        112,000  SH           DEFINED       1           112,000

PFIZER INC                 COM      717081103    1,362        100,000  SH           DEFINED       1           100,000

PROCTOR & GAMBLE CO        COM      742718109    377            8,000  SH           DEFINED       1             8,000

REDWOOD TR INC             COM      758075402    1,151         75,000  SH           DEFINED       1            75,000

RYLAND GROUP INC           COM      783764103    166            9,986  SH           DEFINED       1             9,986

STRATEGIC HOTELS &         PFD
RESORTS                    SER B    86272T403    39            15,600  SH           DEFINED       1            15,600

3M CO                      COM      88579Y101    1,889         38,000  SH           DEFINED       1            38,000

TOLL BROTHERS INC          COM      889478103    114            6,300  SH           DEFINED       1             6,300

VENTAS INC                 COM      92276F100    5,114        226,200  SH           DEFINED       1           226,200

WALGREEN CO                COM      931422109    6,386        246,000  SH           DEFINED       1           246,000

WAL MART STORES INC        COM      931142103    31,781       610,000  SH           DEFINED       1           610,000

YRC WORLDWIDE INC          COM      984249102    283           63,100  SH           DEFINED       1            63,100

YUM BRANDS INC             COM      988498101    29,816     1,085,000  SH           DEFINED       1         1,085,000
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